Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total revenues	$ 943,917	$ 776,493	$ 431,178
Voyage expenses	(402,294)	(381,306)	(77,368)
Vessel operating expenses	(208,601)	(209,131)	(175,389)
Time Charter Hire Expense	43,189	19,538	30,661
Depreciation and amortization	(124,002)	(118,514)	(100,481)
General and administrative expenses	(36,404)	(39,775)	(32,879)
(Loss) gain and write-down on sale of vessels (note 21)	(5,544)	170	(12,984)
Restructuring charges	0	(1,195)	0
Income from operations	123,883	7,204	1,416
Equity income (loss)	2,345	1,220	(25,370)
Operating Segments | Tankers [Member]
Segment Reporting Information [Line Items]
Total revenues	908,778	740,806	391,267
Voyage expenses	(413,796)	(393,794)	(87,879)
Vessel operating expenses	(174,779)	(174,278)	(135,740)
Time Charter Hire Expense	37,225	13,537	25,666
Depreciation and amortization	(120,468)	(114,062)	(95,433)
General and administrative expenses	(32,938)	(36,481)	(29,539)
(Loss) gain and write-down on sale of vessels (note 21)	(5,534)	0	(13,034)
Restructuring charges		(152)
Income from operations	124,038	8,502	3,976
Equity income (loss)	2,345	1,220	(25,370)
Operating Segments | Ship To Ship Transfer [Member]
Segment Reporting Information [Line Items]
Total revenues	46,641	48,175	50,422
Voyage expenses	0	0	0
Vessel operating expenses	(33,822)	(34,853)	(39,649)
Time Charter Hire Expense	5,964	6,001	4,995
Depreciation and amortization	(3,534)	(4,452)	(5,048)
General and administrative expenses	(3,466)	(3,294)	(3,340)
(Loss) gain and write-down on sale of vessels (note 21)	(10)	170	50
Restructuring charges		(1,043)
Income from operations	(155)	(1,298)	(2,560)
Equity income (loss)	0	0	0
Inter-segment Adjustment
Segment Reporting Information [Line Items]
Total revenues	(11,502)	(12,488)	(10,511)
Voyage expenses	11,502	12,488	10,511
Vessel operating expenses	0	0	0
Time Charter Hire Expense	0	0	0
Depreciation and amortization	0	0	0
General and administrative expenses	0	0	0
(Loss) gain and write-down on sale of vessels (note 21)	0	0	0
Restructuring charges		0
Income from operations	0	0	0
Equity income (loss)	$ 0	$ 0	$ 0